Property, plant and equipment	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Property, plant and equipment

Note 5 – Property, plant and equipment:

As of July 31, 2010, the Company disposedits 85% equity interest in E.P.E.

Property, plant and equipment consist of the following:

	7/31/2011	7/31/2010	7/31/2009
Land	$-	$-	$42,797
Equipment & Leasehold improvements	-	-	563,218
Furniture and fixtures	-	-	42,782
Total	-	-	648,796
Less: accumulated depreciation/amortization	-	-	(46,995)
Property, plant and equipment, net	$-	$-	$601,801